DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated operations) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 20, 2022	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Expenses (income)
Impairment loss		$ 363,510
Net loss from discontinued operations after income taxes		(1,088,329)	$ (2,242,644)	$ (3,228,056)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 357,540	357,540	1,128,403	2,661,223
Cost of sales	$ 357,540	357,540	1,602,257	2,393,417
Gross loss		0	(473,854)	267,806
Expenses (income)
Selling, general and administrative expenses		608,112	638,521	630,691
Impairment loss		245,682	1,093,308	0
Provision for expected credit losses		218,425	111,616	0
Impairment of inventory				1,384,922
Depreciation and amortization				378,113
Operating lease cost				56,650
Sales, marketing, and promotion				27,933
Other income		6,861	(32,231)	1,273,813
Net loss from discontinued operations before income taxes		(1,079,080)	(2,285,068)	(3,484,316)
Income tax (recovery) expense		(9,249)	42,424	256,260
Net loss from discontinued operations after income taxes		$ (1,088,329)	$ (2,242,644)	$ (3,228,056)